Annual Operating Expenses {- Fidelity Simplicity RMD 2025 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-09 - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Sep. 29, 2020
Operating Expenses:
Management fee	0.63%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.63%	[1]

[1]	(a) Adjusted to reflect current fees.